Balance Sheets - USD ($)		Sep. 30, 2016	Sep. 30, 2015
Current Assets:
Cash and cash equivalents		$ 471,213	$ 603,915
Oil, NGL and natural gas sales receivables (net of allowance for uncollectable accounts)		5,287,229	7,895,591
Refundable income taxes		83,874	345,897
Refundable production taxes			476,001
Derivative contracts, net	[1]		4,210,764
Other		419,037	252,016
Total current assets		6,261,353	13,784,184
Properties and equipment at cost, based on successful efforts accounting:
Producing oil and natural gas properties		434,469,093	441,141,337
Non-producing oil and natural gas properties		7,574,649	8,293,997
Furniture and fixtures		1,069,658	1,393,559
Gross properties and equipment, at cost, based on successful efforts accounting		443,113,400	450,828,893
Less accumulated depreciation, depletion and amortization		(251,707,749)	(228,036,803)
Net properties and equipment		191,405,651	222,792,090
Investments		157,322	2,248,999
Total assets		197,824,326	238,825,273
Current Liabilities:
Accounts payable		2,351,623	2,028,746
Derivative contracts, net	[1]	403,612
Accrued liabilities and other		1,718,558	1,330,901
Total current liabilities		4,473,793	3,359,647
Long-term debt		44,500,000	65,000,000
Deferred income taxes		30,676,007	40,636,007
Asset retirement obligations		2,958,048	2,824,944
Derivative contracts, net	[1]	24,659
Stockholders' equity:
Class A voting common stock, $.0166 par value; 24,000,000 shares authorized; 16,863,004 issued at September 30, 2016 and 2015		280,938	280,938
Capital in excess of par value		3,191,056	2,993,119
Deferred directors' compensation		3,403,213	3,084,289
Retained earnings		112,482,284	125,446,473
Stockholders' Equity		119,357,491	131,804,819
Treasury stock, at cost; 262,708 shares at September 30, 2016, and 302,623 shares at September 30, 2015		(4,165,672)	(4,800,144)
Total stockholders' equity		115,191,819	127,004,675
Total liabilities and stockholders' equity		$ 197,824,326	$ 238,825,273

[1]	See Fair Value Measurements section for further disclosures regarding fair value of financial instruments.